Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees and commissions receivable
Payment services	£ 878	£ 829	£ 856
Credit and debit card fees	612	665	645
Lending (credit facilities)	971	1,060	1,044
Brokerage	158	148	154
Investment management, trustee and fiduciary services	286	249	250
Trade finance	132	173	196
Underwriting fees	174	157	83
Other	7	57	112
Fees and commissions receivable	3,218	3,338	3,340
Fees and commissions payable	(861)	(883)	(805)
Net fees and commissions	2,357	2,455	2,535
Personal & Ulster
Fees and commissions receivable
Net fees and commissions	783	818	861
UK Personal Banking
Fees and commissions receivable
Payment services	227	194	215
Credit and debit card fees	402	451	437
Lending (credit facilities)	408	436	416
Brokerage	62	69	63
Investment management, trustee and fiduciary services	49	72	84
Underwriting fees	13
Other	2	1	4
Fees and commissions receivable	1,163	1,223	1,219
Fees and commissions payable	(471)	(499)	(440)
Net fees and commissions	692	724	779
Ulster Bank RoI
Fees and commissions receivable
Payment services	34	30	27
Credit and debit card fees	22	27	25
Lending (credit facilities)	29	30	30
Brokerage	6	10	7
Investment management, trustee and fiduciary services	4	4	3
Trade finance	2	2	2
Other	1
Fees and commissions receivable	98	103	94
Fees and commissions payable	(7)	(9)	(12)
Net fees and commissions	91	94	82
Commercial and Private Banking (CPB)
Fees and commissions receivable
Net fees and commissions	1,511	1,584	1,580
Commercial Banking
Fees and commissions receivable
Payment services	556	543	534
Credit and debit card fees	175	175	163
Lending (credit facilities)	415	497	490
Brokerage			1
Investment management, trustee and fiduciary services		35	37
Trade finance	122	164	158
Underwriting fees	17
Other	60	51	68
Fees and commissions receivable	1,345	1,465	1,451
Fees and commissions payable	(62)	(60)	(52)
Net fees and commissions	1,283	1,405	1,399
Private Banking
Fees and commissions receivable
Payment services	33	37	32
Credit and debit card fees	13	12	18
Lending (credit facilities)	2	2	2
Brokerage	5	6	7
Investment management, trustee and fiduciary services	191	133	118
Trade finance	1	1	1
Other	16	15	28
Fees and commissions receivable	261	206	206
Fees and commissions payable	(33)	(27)	(25)
Net fees and commissions	228	179	181
RBS International
Fees and commissions receivable
Payment services	25	24	24
Credit and debit card fees			2
Lending (credit facilities)	29	10	11
Brokerage			1
Investment management, trustee and fiduciary services	42	4	(3)
Trade finance	4	3	5
Other	2	2	21
Fees and commissions receivable	102	43	61
Fees and commissions payable	(1)	(1)	(11)
Net fees and commissions	101	42	50
NatWest Markets
Fees and commissions receivable
Payment services	3	1	24
Lending (credit facilities)	88	83	95
Brokerage	85	63	71
Investment management, trustee and fiduciary services		1
Trade finance	3	3	30
Underwriting fees	144	157	83
Other	67	132	202
Fees and commissions receivable	390	440	505
Fees and commissions payable	(423)	(416)	(450)
Net fees and commissions	(33)	24	55
Central Items & other
Fees and commissions receivable
Lending (credit facilities)		2
Brokerage			4
Investment management, trustee and fiduciary services			11
Other	(141)	(144)	(211)
Fees and commissions receivable	(141)	(142)	(196)
Fees and commissions payable	136	129	185
Net fees and commissions	£ (5)	£ (13)	£ (11)